PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Jun. 30, 2021
Provision for environmental rehabilitation [abstract]
Provision for decommissioning restoration and rehabilitation costs [text block]
Amounts in R million Note 2021 2020
Opening balance

568.9 682.6
Unwinding of provision 7 44.7 52.0
Change in estimate of environmental rehabilitation recognised in profit or loss (a) 5.1 (12.4) (21.9)
Change in estimate of environmental rehabilitation recognised to decommissioning asset (b) 9 26.4 (113.6)
Environmental rehabilitation payments (c) (56.8) (30.2)
To

reduce decommissioning liabilities
(51.0) (22.1)
To

reduce restoration liabilities
14 (5.8) (8.1)
Closing balance 570.8 568.9
Environmental rehabilitation payments to reduce the liability (56.8) (30.2)
Ongoing rehabilitation expenditure

1
23 (48.3) (24.3)
Total

cash spent on environmental rehabilitation
(105.1) (54.5)
1

The Group also performs ongoing environmental rehabilitation arising from its current activities concurrently with production.

These costs do
not represent a reduction of the above liability and

are expensed as operating costs